WARRANTS (Details 1)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Term (years)	5 years
Volatility rate maximum	148.00%
Volatility rate minimum	145.00%
Dividend yield | $	$ 0
Minimum [Member]
Strike price	$ 0.001
Warrants Risk free rate	2.66%
Maximum [Member]
Strike price	$ 0.008
Warrants Risk free rate	2.81%